Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 225	$ 179	$ 194	$ 177
Provision for credit losses
Originations	12	8	28	25
Maturities	(8)	(13)	(25)	(36)
Changes in risk, parameters and exposures	19	15	67	29
Write-offs	(14)	(7)	(35)	(22)
Recoveries	3	2	8	7
Exchange rate and other	(2)	3	(2)	7
Balance at end of period	235	187	235	187
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	76	77	73	88
Provision for credit losses
Transfers to Stage 1	9	9	27	18
Transfers to Stage 2	(4)	(4)	(11)	(12)
Transfers to Stage 3	1	(1)		(1)
Originations	12	8	28	25
Maturities	(4)	(6)	(11)	(17)
Changes in risk, parameters and exposures	(13)	(8)	(31)	(31)
Exchange rate and other	1	3	3	8
Balance at end of period	78	78	78	78
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	79	66	73	55
Provision for credit losses
Transfers to Stage 1	(9)	(9)	(27)	(18)
Transfers to Stage 2	4	4	11	12
Transfers to Stage 3	(3)		(7)	(2)
Maturities	(4)	(7)	(14)	(19)
Changes in risk, parameters and exposures	11	12	39	36
Exchange rate and other		3	3	5
Balance at end of period	78	69	78	69
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	70	36	48	34
Provision for credit losses
Transfers to Stage 3	2	1	7	3
Changes in risk, parameters and exposures	21	11	59	24
Write-offs	(14)	(7)	(35)	(22)
Recoveries	3	2	8	7
Exchange rate and other	(3)	(3)	(8)	(6)
Balance at end of period	$ 79	$ 40	$ 79	$ 40